Note 27 - Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
			Asia
	Americas	EMEA	Pacific	IM	Corporate	Consolidated

Year ended December 31,

2023
Leasing	$788,132	$140,111	$134,845	$-	$-	$1,063,088
Capital Markets	481,226	101,494	119,752	-	-	702,472
E&D and Project management	644,303	245,429	112,673	-	-	1,002,405
Property management	323,437	82,950	121,353	-	-	527,740
Valuation and advisory	187,178	148,526	101,237	-	-	436,941
IM - Advisory and other	-	-	-	480,674	-	480,674
IM - Incentive Fees	-	-	-	6,783	-	6,783
Other	85,726	8,390	20,453	-	469	115,038
Total Revenue	$2,510,002	$726,900	$610,313	$487,457	$469	$4,335,141

2022
Leasing	$851,621	$147,473	$125,012	$-	$-	$1,124,106
Capital Markets	760,486	161,454	162,232	-	-	1,084,172
E&D and Project management	518,214	191,378	81,073	-	-	790,665
Property management	297,573	70,148	131,507	-	-	499,228
Valuation and advisory	244,719	139,365	93,635	-	-	477,719
IM - Advisory and other	-	-	-	348,604	-	348,604
IM - Incentive Fees	-	-	-	30,277	-	30,277
Other	83,732	5,322	15,001	-	661	104,716
Total Revenue	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487